INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53212

August 26, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)

File No. 333-122901 and 811-21719 on behalf of Robinson Tax Advantaged Income Fund

The Registrant is filing Post-Effective Amendment No. 1031 to its Registration Statement under Rule 485(a)(1) for the purpose of making changes to the principal investment strategies for the Robinson Tax Advantaged Income Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/Diane J. Drake

Diane J. Drake

Secretary